Operating expenses (Tables)	6 Months Ended
Jun. 30, 2020
Operating expenses
Schedule of operating expenses

	Half-year to	Half-year to
	30 June	30 June
	2020	2019
	£m	£m
Administrative expenses:
Staff costs	1,773	2,043
Premises and equipment	225	221
Other expenses	901	1,015
	2,899	3,279
Depreciation and amortisation	1,374	1,272
Total operating expenses, excluding regulatory provisions	4,273	4,551
Regulatory provisions (note 12):
Payment protection insurance provision	—	—
Other regulatory provisions	158	118
	158	118
Total operating expenses	4,431	4,669